                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    5/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          7

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $388,510
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3         28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5         28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone

         [Repeat as necessary.]


















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

                   Form 13F INFORMATION TABLE
                         March 31, 2001

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


ACKERLEY GROUP INC
   COM              COMMON STOCK   004527107    2638      218944   SH         SOLE         1-7       218944    0    0
ADELPHIA COMMUNICA-
  TIONS CORP        COMMON STOCK   006848105   10608      261943   SH         SOLE         1-7       261943    0    0
AMAZON COM INC COM  COMMON STOCK   023135106     512       50000   SH         SOLE         1-7        50000    0    0
AMAZON COM INC COM  OPTIONS - PUTS 023135SPF    1023      100000   SH   PUT   SOLE         1-7       100000    0    0
AMC ENTMT INC COM   COMMON STOCK   001669100    9377     1324437   SH         SOLE         1-7      1324437    0    0
ARCH WIRELESS INC   COMMON STOCK   039392105      85      136334   SH         SOLE         1-7       136334    0    0
ARCH WIRELESS INC
   WRNTS 9/1/20     WARRANTS       039392113      41     1307572   SH         SOLE         1-7      1307572    0    0
ARM HOLDINGS PLC
  SPONS ADR         ADRS STOCKS    042068106     550       40000   SH         SOLE         1-7        40000    0    0
AT&T CORP - LIBERTY
  MEDIA -B          COMMON STOCK   001957307   24811     1654064   SH         SOLE         1-7      1654064    0    0
AT&T CORP COM       COMMON STOCK   001957109    8584      402996   SH         SOLE         1-7       402996    0    0
AT&T CORP LIBERTY
  MEDIA GROUP       COMMON STOCK   001957208    6375      455345   SH         SOLE         1-7       455345    0    0
CABLEVISION NY
  GROUP CLASS A     COMMON STOCK   12686C109   24598      349600   SH         SOLE         1-7       349600    0    0
COMCAST CORP CL A
  SPECIAL           COMMON STOCK   200300200    4823      115000   SH         SOLE         1-7       115000    0    0
COSTCO WHOLESALE
  CORP COM STK      COMMON STOCK   22160K105    1963       50000   SH         SOLE         1-7        50000    0    0
CROWN MEDIA
  HOLDINGS          COMMON STOCK   228411104    1900      100000   SH         SOLE         1-7       100000    0    0
CYCLICAL TRANS-
  PORTATION         ML BIOTECH
                    HLDG           81369Y407    5218      200000   SH         SOLE         1-7       200000    0    0
EBAY INC COM STK    COMMON STOCK   278642103     362       10000   SH         SOLE         1-7        10000    0    0
FANNIE MAE COM STK  COMMON STOCK   313586109    5970       75000   SH         SOLE         1-7        75000    0    0
FIRST DATA CORP COM COMMON STOCK   319963104   13252      221938   SH         SOLE         1-7       221938    0    0
GENERAL MOTORS
  CLASS H COM       COMMON STOCK   370442832    7892      404700   SH         SOLE         1-7       404700    0    0
GENERAL MTRS CORP
  COM               COMMON STOCK   370442105    1556       30000   SH         SOLE         1-7        30000    0    0




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

GRUPO TELEVISA SA
  DE  CV USD G      ADRS STOCKS    40049J206    5169      154700   SH         SOLE         1-7       154700    0    0
HELLENIC TELECOM
  ORG SPONS ADR     ADRS STOCKS    423325307      83       12500   SH         SOLE         1-7        12500    0    0
MAINSPRING INC COM  COMMON STOCK   56062U100     213      133334   SH         SOLE         1-7       133334    0    0
MCGRAW HILL
  COMPANIE S INC US COMMON STOCK   580645109   11572      194000   SH         SOLE         1-7       194000    0    0
MICROSOFT CORP COM  COMMON STOCK   594918104   10063      184000   SH         SOLE         1-7       184000    0    0
MIDCAP SPDR TRUST
  UNIT SER 1        ML BIOTECH
                    HLDG           595635103   35321      418500   SH         SOLE         1-7       418500    0    0
MIDWAY GAMES INC
  COM               COMMON STOCK   598148104     525       71863   SH         SOLE         1-7        71863    0    0
MILLICOM INTL
  CELLULAR S A COM  COMMON STOCK   L6388F102   14216      719800   SH         SOLE         1-7       719800    0    0
NASDAQ-100 SHARES
  COM US ETFS       ML BIOTECH
                    HLDG           631100104    7634      195000   SH         SOLE         1-7       195000    0    0
NETWORK ENGINES     COMMON STOCK   64121A107     694      693500   SH         SOLE         1-7       693500    0    0
NEW YORK TIMES CO
  CL A              COMMON STOCK   650111107    6965      170000   SH         SOLE         1-7       170000    0    0
NEWS CORP LTD SPONS
   ADR REPSTG       ADRS STOCKS    652487802    9679      362550   SH         SOLE         1-7       362550    0    0
NEXTEL COMMUNICA-
  TIONS INC         COMMON STOCK   65332V103    3555      247300   SH         SOLE         1-7       247300    0    0
ORACLE CORPORATION
   U SD.01 COM      COMMON STOCK   68389X105    6202      414000   SH         SOLE         1-7       414000    0    0
PAXSON COMMUNICA-
  TIONS CORP        COMMON STOCK   704231109    5270      540500   SH         SOLE         1-7       540500    0    0
PORTAL SOFTWARE
  COMM              COMMON STOCK   736126103    2531      300000   SH         SOLE         1-7       300000    0    0
PRIMEDIA INC COM
  STK               COMMON STOCK   74157K101     630      100000   SH         SOLE         1-7       100000    0    0
Radio Unica Comm
  Corp Com          COMMON STOCK   75040Q106      61       15000   SH         SOLE         1-7        15000    0    0
RAINBOW MEDIA GROUP COMMON STOCK   12686C844    4545      174800   SH         SOLE         1-7       174800    0    0
S & P DEPOSITORY
  RECEIPTS TR U     ML BIOTECH
                    HLDG           78462F103   52511      450000   SH         SOLE         1-7       450000    0    0
SABRE HOLDINGS
  CORP. COM         COMMON STOCK   785905100    7226      156500   SH         SOLE         1-7       156500    0    0
SEI CORP COM        COMMON STOCK   784117103     327       10500   SH         SOLE         1-7        10500    0    0
SONY CORP AMERN
  SH NEW            COMMON STOCK   835699307    3721       51500   SH         SOLE         1-7        51500    0    0
TELECOM HLDRS STOCK
   US ETFS          ML BIOTECH
                    HLDG           87927P200   12313      239500   SH         SOLE         1-7       239500    0    0
TELEWEST COMMUNICA-
  TIONS PLC         ADRS STOCKS    87956P105    5264      310794   SH         SOLE         1-7       310794    0    0




                                5




TIBCO SOFTWARE INC
   USD COM          COMMON STOCK   88632Q103    2550      300000   SH         SOLE         1-7       300000    0    0
UNITED PARCEL
  SERVICE CL-B      COMMON STOCK   911312106    1707       30000   SH         SOLE         1-7        30000    0    0
U.S. Cellular       COMMON STOCK   911684108     794       12500   SH         SOLE         1-7        12500    0    0
VIVENDI SPONSORED
  ADR               ADRS STOCKS    92851S204    9341      154000   SH         SOLE         1-7       154000    0    0
VODAFONE GROUP PLC
   ADR              ADRS STOCKS    92857W100   32016     1179210   SH         SOLE         1-7      1179210    0    0
WAL MART STORES INC COMMON STOCK   931142103    1894       37500   SH         SOLE         1-7        37500    0    0
WMS INDS INC COM    COMMON STOCK   929297109    1080       60000   SH         SOLE         1-7        60000    0    0
XO COMMUNICATIONS   OPTIONS - PUTS 9837641SC     700      100000   SH   PUT   SOLE         1-7       100000    0    0

TOTAL                                                    $388510
                                                         (x000s)





































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